Dividends (Dividends Declared) (Details) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 1.1825	$ 1.1825
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	1.1850	1.1850
Series A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	0.5233	0.6978
Series B Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 0.3957	$ 0.8240